Note 8 Fair value of financial liabilities by levels, valuation techniques and inputs (Details)	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Financial liabilities at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Deposits valuation techniques
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Funding interest rates not observed in the market or in consensus services
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black 76, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Correlation between tenors- Interest rates volatility
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Components of equity [domain]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Assets correlation
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Black 76, Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Assets correlation
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Credit derivatives [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Short positions [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives hedge accounting [Member]
Financial liabilities at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Derivatives hedge accounting [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black 76, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Derivatives hedge accounting [Member] | Components of equity [domain]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Derivatives hedge accounting [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Black 76, Local Volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Derivatives hedge accounting [Member] | Credit derivatives [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Derivatives hedge accounting [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows